Intangible Assets, Net (Tables)	9 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets with Definite Lives
	September 30, 2022
	Cost	Accumulated Amortization	Intangible Assets, Net	Weighted Average Amortization Period (Years)
Power purchase agreements	$8,999	$(7,436)	$1,563	18.1
Transmission/distribution interconnection	1,600	(945)	655	15.1
CNG sales contract	807	(779)	28	10.0
Intellectual property	43	(23)	20	5.0
Total intangible assets	$11,449	$(9,183)	$2,266

	December 31, 2021
	Cost	Accumulated Amortization	Intangible Assets, Net	Weighted Average Amortization Period (years)
Power purchase agreements	$8,999	$(6,986)	$2,013	18.1
Transmission/distribution interconnection	1,600	(865)	735	15.1
CNG sales contract	807	(719)	88	10.0
Intellectual property	43	(18)	25	5.0
Total intangible assets	$11,449	$(8,588)	$2,861

Schedule of Estimated Future Amortization Expense For Definite Lived Intangible Assets
Three months ended December 31, 2022	$198
Fiscal year:
2023	465
2024	275
2025	266
2026	238
Thereafter	824
$2,266